EARNINGS PER SHARE (EPS)	12 Months Ended
Dec. 31, 2017
EARNINGS PER SHARE (EPS)
EARNINGS PER SHARE (EPS)

NOTE 23 — EARNINGS PER SHARE (EPS)

In accordance with IAS 33, Earnings per Share, the following tables reconcile net income to the amounts used to calculate basic and diluted earnings per share.

Basic

	2017
	Common	Preferred	Total
	(in thousands, except share and per share data)
Basic numerator
Allocated net income (loss) available to common and preferred shareholders	(120,267)	(239,093)	(359,360)

Basic denominator
Weighted-average outstanding shares, after deducting the average tresuary shares	571,929,945	1,137,012,265

Earnings per share (in R$) — Basic	(0.21)	(0.21)

	2016
	Common	Preferred	Total
	(in thousands, except share and per share data)
Basic numerator
Allocated net income (loss) available to common and preferred shareholders	(969,954)	(1,920,857)	(2,890,811)

Basic denominator
Weighted-average outstanding shares, after deducting the average tresuary shares	571,929,945	1,132,626,373

Earnings per share (in R$) — Basic	(1.70)	(1.70)

	2015
	Common	Preferred	Total
	(in thousands, except share and per share data)
Basic numerator
Allocated net income (loss) available to common and preferred shareholders	(1,541,242)	(3,010,196)	(4,551,438)

Basic denominator
Weighted-average outstanding shares, after deducting the average tresuary shares	571,929,945	1,117,034,926

Earnings per share (in R$) — Basic	(2.69)	(2.69)

Due to the net loss in the years of 2017, 2016 and 2015, the Company is considering for these years the same basic and diluted loss, without considering the effects on the diluted calculation of the potential increase in preferred shares as a result of the long-term incentive plans.